Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of the fair value measurement of the Group's assets and liabilities
As of December 31, 2023 and 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments
Time deposits	58,128	—	58,128	—
Long-term investments
Available-for-sale debt securities
Jiayang Investment (1)	63,071	—	—	63,071
Tale Base Investment (1)	32,176	—	—	32,176
Lingdai Investment (1)	25,473	—	—	25,473
Others	5,621	—	—	5,621

Total assets	184,469	—	58,128	126,341

Liabilities:
Derivative liabilities
Conversion feature	100,279	—	—	100,279

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments
Available-for-sale debt securities
Jiayang Investment (1)	61,426	—	—	61,426
Tale Base Investment (1)	29,764	—	—	29,764
Lingdai Investment (1)	17,981	—	—	17,981
Others	5,261	—	—	5,261

Total assets	114,432	—	—	114,432

(1)	Refer to Note 10—Long-term investments for further information on the Company’s investments

Schedule of the significant unobservable inputs used in the fair value measurement

The following table summarizes information about the significant unobservable inputs used in the fair value measurement for our long-term investments as of December 31, 2023 and 2024:

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2023	Fair value method as of December 31, 2023 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	25,473	Market Approach - Guideline company method (100%)	Revenue multiple	1.5x-2.5x
					Volatility	62%-67%
					Expected terms (expiration/time to exit)	1.5-2.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2023	Fair value method as of December 31, 2023 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	63,071	Market Approach - Guideline company method (100%)	Net Profit multiples	18x-20x
					Volatility	35%-40%
					Expected terms (expiration/time to exit)	1.0-3.0 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2023	Fair value method as of December 31, 2023 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	32,176	Market Approach - Guideline company method (100%)	Revenue multiples	3.8x-4.3x
					Volatility	35%-40%
					Expected terms (expiration/time to exit)	1.0-1.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	17,981	Market Approach - Guideline company method (100%)	Revenue multiples	1.0x-2.5x
					Volatility	50%-60%
					Expected terms (expiration/time to exit)	1.5-2.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	61,426	Market Approach - Guideline company method (100%)	Revenue multiples	0.2x-1.2x
					Volatility	40%-48%
					Expected terms (expiration/time to exit)	1.0-3.0 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	29,764	Market Approach - Guideline company method (100%)	Revenue multiples	2.4x-3x
					Volatility	38%-42%
					Expected terms (expiration/time to exit)	1.0-2.0 years

Schedule of reconciliation of derivative liability
For the years ended December 31, 2022, 2023 and 2024, respectively, the roll forward of these conversion features which required to be bifurcated and accounted for as derivative liabilities are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	Conversion feature	Conversion feature	Conversion feature
Balance at beginning of the year	170,508	202,698	100,279
The change in fair value	32,190	(102,419)	(34,378)
Exercise of conversion features of convertible redeemable preferred shares upon the consummation of IPO	—	—	(65,901)

Balance at end of the year	202,698	100,279	—

Schedule Of Valuation Methodologies And Assumptions
Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates which are as follows:

	As of December 31, 2023		As of December 31, 2024 (2)
Discount rate	15.0%		—
Weighting between IPO scenario and Redemption scenario	IPO scenario-80 Redemption scenario-20	% %	— —

(2)
Upon the consummation of the IPO and the automatic conversion of preferred shares on August 15, 2024, the conversion feature of preferred shares were exercised, consequently, the derivative liabilities of conversion features were reduced to zero.